Note 1 - Organization and Description of Business (Details Textual) - shares	Sep. 30, 2020	Dec. 31, 2019	Jul. 07, 2019
Common stock, shares authorized (in shares)	500,000,000	900	900
Preferred stock, shares authorized (in shares)	100,000,000	100	100